Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cambria ETF Trust
Entity Central Index Key	0001529390
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Cambria Emerging Shareholder Yield ETF
Shareholder Report [Line Items]
Fund Name	Cambria Emerging Shareholder Yield ETF
Class Name	Cambria Emerging Shareholder Yield ETF
Trading Symbol	EYLD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cambria Emerging Shareholder Yield ETF for the period of May 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambriafunds.com/ EYLD. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://cambriafunds.com/ EYLD
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Emerging Shareholder Yield ETF	$78	0.63%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Emerging Shareholder Yield ETF is an actively managed ETF that employs a factor-based methodology. As a performance benchmark, the fund utilizes the MSCI EM Net (USD) Total Return Index.

For the 12-month period ended April 30, 2026, the fund outperformed its benchmark, returning 47.63% versus 46.68% for the MSCI EM Net (USD) Total Return Index.

During the reporting period, the highest returns came from Hanmi Semiconductor Co. Ltd and HD Hyundai Co. Ltd, which returned 364.63% and 284.83%, respectively. The worst performers were Advancetek Enterprise Co. Ltd and Zhongsheng Group Holdings Ltd, which returned -53.62% and -53.61%, respectively.

The Fund recorded positive returns during the reporting period. Strong security selection in India and China was the primary source of value added relative to the benchmark, and several Korean holdings produced exceptional gains. These contributions were largely offset by the Fund’s value-oriented positioning in Taiwan and South Korea, which lagged the benchmark’s technology-heavy exposure in those markets, leaving the Fund modestly ahead of the index for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/13/2016)
Cambria Emerging Shareholder Yield ETF at NAV	47.63	8.98	11.58
MSCI EM Net (USD) Total Return Index	46.68	6.05	9.11
MSCI EM Gross (USD) Total Return Index	47.51	6.54	9.55
Visit https://cambriafunds.com/EYLD for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Jul. 13, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://cambriafunds.com/EYLD for more recent performance information.
Net Assets	$ 759,255,684
Holdings Count | Holdings	119
Advisory Fees Paid, Amount	$ 3,591,233
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$759,255,684
Number of Holdings	119
Net Advisory Fee	$3,591,233
30-Day SEC Yield	4.53%
30-Day SEC Yield Unsubsidized	4.53%
Portfolio Turnover	30%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
HD Construction Equipment Co. Ltd.	2.0%
Utechzone Co. Ltd.	1.8%
Hanmi Semiconductor Co. Ltd.	1.7%
Holy Stone Enterprise Co. Ltd.	1.5%
KB Financial Group, Inc.	1.4%
XTB SA	1.4%
Samsung Life Insurance Co. Ltd.	1.4%
Sinotruk Hong Kong Ltd.	1.4%
United Microelectronics Corp.	1.4%
HD Hyundai Co. Ltd.	1.3%

Sector Breakdown**

■ Financials (25.3%)

■ Information Technology (18.1%)

■ Industrials (17.1%)

■ Energy (11.6%)

■ Consumer Discretionary (8.1%)

■ Utilities (6.3%)

■ Communication Services (4.1%)

■ Consumer Staples (3.3%)

■ Health Care (2.5%)

■ Cash & Other (3.6%)

Geographic Breakdown (%)

■ Taiwan (21.5%) ■ China (19.6%) ■ South Korea (17.8%) ■ South Africa (11.0%) ■ Brazil (7.3%) ■ Poland (5.2%) ■ India (4.1%) ■ Greece (3.4%) ■ Czech Republic (2.8%) ■ Cash & Other (7.3%)
*	Percentages are stated as a percent of total net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top Holdings	(%)
HD Construction Equipment Co. Ltd.	2.0%
Utechzone Co. Ltd.	1.8%
Hanmi Semiconductor Co. Ltd.	1.7%
Holy Stone Enterprise Co. Ltd.	1.5%
KB Financial Group, Inc.	1.4%
XTB SA	1.4%
Samsung Life Insurance Co. Ltd.	1.4%
Sinotruk Hong Kong Ltd.	1.4%
United Microelectronics Corp.	1.4%
HD Hyundai Co. Ltd.	1.3%

Material Fund Change [Text Block]
FUND CHANGES

There have been no changes.

Cambria Fixed Income Trend ETF
Shareholder Report [Line Items]
Fund Name	Cambria Fixed Income Trend ETF
Class Name	Cambria Fixed Income Trend ETF
Trading Symbol	CFIT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cambria Fixed Income Trend ETF for the period ofMay 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambriafunds.com/CFIT. You canalso request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://cambriafunds.com/CFIT
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Fixed Income Trend ETF	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Fixed Income Trend ETF is an actively managed ETF that applies a tactical trend-following approach across risk-bond segments, relying on the inherent risk-mitigation characteristics of trend following to manage the higher volatility associated with riskier fixed-income exposures. As a performance benchmark, the fund utilizes the Bloomberg Global Aggregate Total Return Index.

For the 12-month period ended April 30, 2026, the fund outperformed its benchmark, returning 9.61% versus 2.55% for the Bloomberg Global Aggregate Total Return Index.

The Fund recorded positive returns during the reporting period. As fixed-income trends turned favorable, the Fund’s signals rotated it out of a defensive T-bill posture and into higher-returning credit segments. Convertible bonds (iShares Convertible Bond ETF, +28.19%) were by far the largest contributor, followed by high yield (+7.68%), emerging-market sovereign debt (+6.54%), and preferred securities (+3.04%). The Fund’s ability to tilt toward trending risk segments was the primary driver of its substantial outperformance of the global aggregate benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/27/2025)
Cambria Fixed Income Trend ETF at NAV	9.61	6.30
Bloomberg Global Aggregate Total Return Index	2.55	5.62
Visit https://cambriafunds.com/CFIT for more recent performance information.
* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Mar. 27, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://cambriafunds.com/CFIT for more recent performance information.
Net Assets	$ 21,193,084
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$21,193,084
Number of Holdings	5
Net Advisory Fee	$0
30-Day SEC Yield	4.50%
30-Day SEC Yield Unsubsidized	4.01%
Portfolio Turnover	105%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
Vanguard 0-3 Month Treasury Bill ETF	37.7%
iShares Convertible Bond ETF	23.0%
iShares Preferred and Income Securities ETF	19.4%
State Street SPDR Portfolio High Yield Bond ETF	19.0%
First American Treasury Obligations Fund - Class X, 3.59%	0.9%

Sector Breakdown**
■ Exchange Traded Funds (99.1%) ■ Cash & Other (0.9%)
*	Percentages are stated as a percent of total net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top Holdings	(%)
Vanguard 0-3 Month Treasury Bill ETF	37.7%
iShares Convertible Bond ETF	23.0%
iShares Preferred and Income Securities ETF	19.4%
State Street SPDR Portfolio High Yield Bond ETF	19.0%
First American Treasury Obligations Fund - Class X, 3.59%	0.9%

Material Fund Change [Text Block]
FUND CHANGES

There have been no changes.

Cambria Foreign Shareholder Yield ETF
Shareholder Report [Line Items]
Fund Name	Cambria Foreign Shareholder Yield ETF
Class Name	Cambria Foreign Shareholder Yield ETF
Trading Symbol	FYLD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cambria Foreign Shareholder Yield ETF for the period of May 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambriafunds.com/FYLD. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://cambriafunds.com/FYLD
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Foreign Shareholder Yield ETF	$74	0.59%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Foreign Shareholder Yield ETF is an actively managed ETF that employs a factor-based methodology. As a performance benchmark, the fund utilizes the MSCI EAFE Net (USD) Total Return Index.

For the 12-month period ended April 30, 2026, the fund significantly outperformed its benchmark, returning 50.89% versus 24.60% for the MSCI EAFE Net (USD) Total Return Index.

During the reporting period, the highest returns came from Tamarack Valley Energy Ltd and Parex Resources Inc., which returned 271.75% and 187.57%, respectively. The worst performers were Future plc and Stellantis NV, which returned -49.68% and -28.65%, respectively.

The Fund recorded positive returns during the reporting period. Canada was the dominant contributor, driven by an overweight to energy and materials names including Tamarack Valley Energy, Parex Resources, Centerra Gold, and Finning International. Norway and the United Kingdom also added meaningfully. Holdings in the Netherlands, most notably Stellantis, were the largest detractor, though the Fund’s value tilt toward higher-yielding energy and resource companies was overwhelmingly additive over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Average Annual Return [Table Text Block]

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Cambria Foreign Shareholder Yield ETF at NAV	50.89	12.84	11.30
MSCI EAFE Canada Net Total Return USD Index	26.33	9.27	9.09
MSCI EAFE Canada Gross Total Return USD Index	26.98	9.86	9.66
MSCI EAFE Net (USD) Total Return Index	24.60	8.83	8.85
MSCI EAFE Gross (USD) Total Return Index	25.22	9.38	9.39
Visit https://cambriafunds.com/FYLD for more recent performance information.
* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://cambriafunds.com/FYLD for more recent performance information.
Net Assets	$ 643,822,496
Holdings Count | Holdings	102
Advisory Fees Paid, Amount	$ 2,821,007
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$643,822,496
Number of Holdings	102
Net Advisory Fee	$2,821,007
30-Day SEC Yield	3.55%
30-Day SEC Yield Unsubsidized	3.55%
Portfolio Turnover	48%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
First American Government Obligations Fund - Class X, 3.58%	2.2%
Saipem SpA	1.6%
Subsea 7 SA	1.5%
Equinor ASA	1.4%
Athabasca Oil Corp.	1.4%
Tamarack Valley Energy Ltd.	1.4%
Vallourec SACA	1.3%
Yancoal Australia Ltd.	1.3%
Aker BP ASA	1.3%
Parex Resources, Inc.	1.3%

Sector Breakdown**	Geographic Breakdown (%)

■ Energy (33.8%)

■ Financials (19.4%)

■ Industrials (14.9%)

■ Consumer Discretionary (7.8%)

■ Materials (7.6%)

■ Consumer Staples (5.6%)

■ Communication Services (4.0%)

■ Information Technology (2.8%)

■ Utilities (2.7%)

■ Cash & Other (1.4%)

■ Japan (23.5%) ■ United Kingdom (14.3%) ■ Canada (12.8%) ■ France (7.6%) ■ Norway (7.3%) ■ Hong Kong (7.2%) ■ Italy (5.8%) ■ Australia (5.4%) ■ Netherlands (5.2%) ■ Cash & Other (10.9%)

*	Percentages are stated as a percent of total net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top Holdings	(%)
First American Government Obligations Fund - Class X, 3.58%	2.2%
Saipem SpA	1.6%
Subsea 7 SA	1.5%
Equinor ASA	1.4%
Athabasca Oil Corp.	1.4%
Tamarack Valley Energy Ltd.	1.4%
Vallourec SACA	1.3%
Yancoal Australia Ltd.	1.3%
Aker BP ASA	1.3%
Parex Resources, Inc.	1.3%

Material Fund Change [Text Block]
FUND CHANGES

There have been no changes.

Cambria Global Asset Allocation ETF
Shareholder Report [Line Items]
Fund Name	Cambria Global Asset Allocation ETF
Class Name	Cambria Global Asset Allocation ETF
Trading Symbol	GAA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cambria Global Asset Allocation ETF for the period of May 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambriafunds.com/GAA. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://cambriafunds.com/GAA
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Global Asset Allocation ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Global Asset Allocation ETF is an actively managed ETF that employs a buy-and-hold methodology. As a performance benchmark, the fund utilizes the S&P Balanced Equity and Bond – Moderate Total Return Index.

For the 12-month period ended April 30, 2026, the fund outperformed its benchmark, returning 24.99% versus 16.19% for the S&P Balanced Equity and Bond – Moderate Total Return Index.

The Fund recorded positive returns during the reporting period. Broad strength in international equities was the primary driver, with emerging-market equities (Cambria Emerging Shareholder Yield ETF, +51.42%), foreign developed and international momentum equities, and global value equities (+42.86%) all contributing strongly. A diversified commodity sleeve and a rally in gold (GraniteShares Gold Trust, +42.74%; VanEck Gold Miners ETF, +88.37%) added further. The Fund’s small bitcoin allocation (-20.99%) was the only notable detractor, while fixed-income holdings contributed modestly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Cambria Global Asset Allocation ETF at NAV	24.99	6.80	7.68
Bloomberg Global Aggregate Total Return Index	2.55	-1.46	0.57
MSCI ACWI Net Total Return Index (USD)	31.00	10.68	12.25
MSCI AC World Index Gross (USD)	31.55	11.18	12.80
S&P Balanced Equity and Bond - Moderate Index	16.19	6.09	8.05

Visit https://cambriafunds.com/GAA for more recent performance information.
* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://cambriafunds.com/GAA for more recent performance information.
Net Assets	$ 68,938,256
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$68,938,256
Number of Holdings	31
Net Advisory Fee	$0
30-Day SEC Yield	3.90%
30-Day SEC Yield Unsubsidized	3.90%
Portfolio Turnover	7%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
First American Government Obligations Fund - Class X, 3.58%	10.4%
Cambria Emerging Shareholder Yield ETF	10.4%
Cambria Foreign Shareholder Yield ETF	7.2%
Cambria Global Value ETF	6.8%
Cambria Global Real Estate ETF	6.4%
Cambria Tactical Yield ETF	5.0%
Alpha Architect US Quantitative Momentum ETF	4.3%
Cambria Shareholder Yield ETF	4.3%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	4.1%
Vanguard Total International Bond ETF	4.1%
Sector Breakdown**
■ Exchange Traded Funds (99.6%) ■ Cash & Other (0.4%)

*	Percentages are stated as a percent of total net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top Holdings	(%)
First American Government Obligations Fund - Class X, 3.58%	10.4%
Cambria Emerging Shareholder Yield ETF	10.4%
Cambria Foreign Shareholder Yield ETF	7.2%
Cambria Global Value ETF	6.8%
Cambria Global Real Estate ETF	6.4%
Cambria Tactical Yield ETF	5.0%
Alpha Architect US Quantitative Momentum ETF	4.3%
Cambria Shareholder Yield ETF	4.3%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	4.1%
Vanguard Total International Bond ETF	4.1%

Material Fund Change [Text Block]
FUND CHANGES

There have been no changes.

Cambria Global Momentum ETF
Shareholder Report [Line Items]
Fund Name	Cambria Global Momentum ETF
Class Name	Cambria Global Momentum ETF
Trading Symbol	GMOM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cambria Global Momentum ETF for the period of May 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambriafunds.com/GMOM. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://cambriafunds.com/GMOM
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Global Momentum ETF	$70	0.60%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Global Momentum ETF is an actively managed ETF that employs a trend-following methodology. As a performance benchmark, the fund utilizes the S&P Balanced Equity and Bond – Moderate Total Return Index.

For the 12-month period ended April 30, 2026, the fund outperformed its benchmark, returning 32.91% versus 16.19% for the S&P Balanced Equity and Bond – Moderate Total Return Index.

The Fund recorded positive returns during the reporting period. The Fund’s trend signals positioned it in assets exhibiting strong positive momentum. Gold and gold-mining shares were the leading contributors (VanEck Gold Miners ETF,+88.37%, alongside a gold bullion sleeve), followed by foreign developed equities (Cambria Foreign Shareholder Yield ETF,+50.25%), global value equities (Cambria Global Value ETF, +42.86%), and emerging-market equities (Cambria Emerging Shareholder Yield ETF, +41.23%). Detractors were modest and included the Fund’s bitcoin exposure (-10.75%), its tail-riskallocation (-5.69%), real estate, and agricultural commodities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Average Annual Return [Table Text Block]

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Cambria Global Momentum ETF at NAV	32.91	7.86	7.68
Bloomberg Global Aggregate Total Return Index	2.55	-1.46	0.57
MSCI ACWI Net Total Return Index (USD)	31.00	10.68	12.25
MSCI AC World Index Gross (USD)	31.55	11.18	12.80
S&P Balanced Equity and Bond - Moderate Index	16.19	6.09	8.05

Visit https://cambriafunds.com/GMOM for more recent performance information.
* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect thededuction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect thededuction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://cambriafunds.com/GMOM for more recent performance information.
Net Assets	$ 140,310,608
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 707,689
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$140,310,608
Number of Holdings	17
Net Advisory Fee	$707,689
30-Day SEC Yield	1.44%
30-Day SEC Yield Unsubsidized	1.44%
Portfolio Turnover	81%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
Cambria Foreign Shareholder Yield ETF	12.2%
Cambria Global Value ETF	11.7%
Grizzle Growth ETF	6.3%
iShares Global Energy ETF	6.2%
Cambria Emerging Shareholder Yield ETF	6.2%
Invesco DB Energy Fund	6.2%
iShares Global Utilities ETF	6.2%
Cambria Micro and SmallCap Shareholder Yield ETF	6.0%
Vanguard FTSE All World ex-US Small-Cap ETF	5.9%
iShares Global Industrials ETF	5.9%

Sector Breakdown**
■ Exchange Traded Funds (99.7%) ■ Cash & Other (0.3%)
*	Percentages are stated as a percent of total net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top Holdings	(%)
Cambria Foreign Shareholder Yield ETF	12.2%
Cambria Global Value ETF	11.7%
Grizzle Growth ETF	6.3%
iShares Global Energy ETF	6.2%
Cambria Emerging Shareholder Yield ETF	6.2%
Invesco DB Energy Fund	6.2%
iShares Global Utilities ETF	6.2%
Cambria Micro and SmallCap Shareholder Yield ETF	6.0%
Vanguard FTSE All World ex-US Small-Cap ETF	5.9%
iShares Global Industrials ETF	5.9%

Material Fund Change [Text Block]
FUND CHANGES

There have been no changes.

Cambria Global Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Cambria Global Real Estate ETF
Class Name	Cambria Global Real Estate ETF
Trading Symbol	BLDG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cambria Global Real Estate ETF for the period of May 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambriafunds.com/BLDG. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://cambriafunds.com/BLDG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Global Real Estate ETF	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Global Real Estate ETF is an actively managed ETF that employs a factor-based investment methodology focusing on Quality, Value, and Momentum. As a performance benchmark, the fund utilizes the FTSE EPRA Nareit Global REITs Total Return Index.

For the 12-month period ended April 30, 2026, the fund modestly underperformed its benchmark, returning 17.28% versus 17.48% for the FTSE EPRA Nareit Global REITs Total Return Index.

During the reporting period, the highest returns came from Yeni Gimat Gayrimenkul Ortakligi AS and Reysas Gayrimenkul Yatirim Ortakligi AS, which returned 186.06% and 84.66%, respectively. The worst performers were Franklin Street Properties Corp and Douglas Emmett Inc., which returned -55.50% and -30.66%, respectively.

The Fund recorded positive returns during the reporting period. An overweight position in Turkey was the single largest contributor to performance, led by strong gains in Turkish REITs, while security selection in Canada and Australia also added value. The Fund’s large average allocation of roughly 64% to U.S. real estate was the primary detractor as several domestic office and apartment REITs lagged, and exposure to Japan also weighed modestly on results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Average Annual Return [Table Text Block]

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/23/2020)
Cambria Global Real Estate ETF at NAV	17.28	3.11	7.46
MSCI ACWI Net Total Return Index (USD)	31.00	10.68	14.46
FTSE EPRA Nareit Global REITs Total Return Index	17.48	3.65	9.02
MSCI AC World Index Gross (USD)	31.55	11.18	14.98

Visit https://cambriafunds.com/BLDG for more recent performance information.
* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect thededuction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect thededuction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://cambriafunds.com/BLDG for more recent performance information.
Net Assets	$ 51,226,562
Holdings Count | Holdings	78
Advisory Fees Paid, Amount	$ 40,045
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$51,226,562
Number of Holdings	78
Net Advisory Fee	$40,045
30-Day SEC Yield	4.13%
30-Day SEC Yield Unsubsidized	4.17%
Portfolio Turnover	82%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
Hudson Pacific Properties, Inc.	2.0%
Yeni Gimat Gayrimenkul Ortakligi AS	1.8%
Piedmont Realty Trust, Inc. - Class A	1.6%
Sila Realty Trust, Inc.	1.6%
Kilroy Realty Corp.	1.5%
Postal Realty Trust, Inc. - Class A	1.5%
Cousins Properties, Inc.	1.5%
Invitation Homes, Inc.	1.4%
Torunlar Gayrimenkul Yatirim Ortakligi AS	1.4%
Highwoods Properties, Inc.	1.4%

Sector Breakdown**	Geographic Breakdown (%)
■ Real Estate (98.8%) ■ Cash & Other (1.2%)	■ United States (62.5%) ■ Turkey (10.0%) ■ Japan (7.2%) ■ Belgium (3.9%) ■ South Africa (3.6%) ■ Canada (2.7%) ■ Hong Kong (2.4%) ■ France (1.4%) ■ Mexico (1.3%) ■ Cash & Other (5.0%)

*	Percentages are stated as a percent of total net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top Holdings	(%)
Hudson Pacific Properties, Inc.	2.0%
Yeni Gimat Gayrimenkul Ortakligi AS	1.8%
Piedmont Realty Trust, Inc. - Class A	1.6%
Sila Realty Trust, Inc.	1.6%
Kilroy Realty Corp.	1.5%
Postal Realty Trust, Inc. - Class A	1.5%
Cousins Properties, Inc.	1.5%
Invitation Homes, Inc.	1.4%
Torunlar Gayrimenkul Yatirim Ortakligi AS	1.4%
Highwoods Properties, Inc.	1.4%

Material Fund Change [Text Block]
FUND CHANGES

There have been no changes.

Cambria Global Value ETF
Shareholder Report [Line Items]
Fund Name	Cambria Global Value ETF
Class Name	Cambria Global Value ETF
Trading Symbol	GVAL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cambria Global Value ETF for the period of May 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambriafunds.com/GVAL. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://cambriafunds.com/GVAL
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Global Value ETF	$83	0.68%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Global Value ETF is an actively managed ETF that employs a factor-based methodology. As a performance benchmark, the fund utilizes the MSCI ACWI Net (USD) Total Return Index.

For the 12-month period ended April 30, 2026, the fund outperformed its benchmark, returning 43.27% versus 31.00% for the MSCI ACWI Net (USD) Total Return Index.

During the reporting period, the highest returns came from AT&S Austria Technologie & Systemtechnik AG and KGHM Polska Miedz SA, which returned 584.92% and 164.74%, respectively. The worst performers were Pegasus Hava Tasimaciligi AS and Cencosud SA, which returned -37.05% and -26.03%, respectively.

The Fund recorded positive returns during the reporting period. The Fund’s deep-value methodology favored European markets, where Austria was the largest contributor (led by AT&S), with Poland and the United Kingdom also adding meaningfully across both Eastern and Western Europe. Attractive valuations and improving fiscal and policy backdrops drove these gains. Chile was the largest detractor, and the value tilt’s structural underweight to Korean and Taiwanese technology cost some relative return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Average Annual Return [Table Text Block]

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Cambria Global Value ETF at NAV	43.27	14.00	10.24
MSCI ACWI Net (USD) Total Return Index	31.00	10.68	12.25
MSCI AC World Index Gross (USD)	31.55	11.18	12.80
Visit https://cambriafunds.com/GVAL for more recent performance information.

* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://cambriafunds.com/GVAL for more recent performance information.
Net Assets	$ 541,407,347
Holdings Count | Holdings	114
Advisory Fees Paid, Amount	$ 2,227,980
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$541,407,347
Number of Holdings	114
Net Advisory Fee	$2,227,980
30-Day SEC Yield	3.46%
30-Day SEC Yield Unsubsidized	3.46%
Portfolio Turnover	21%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
AT&S Austria Technologie & Systemtechnik AG	3.9%
Moneta Money Bank AS	3.0%
Komercni Banka AS	2.1%
First American Treasury Obligations Fund - Class X, 3.59%	1.7%
KGHM Polska Miedz SA	1.6%
CEZ AS	1.6%
Mineros SA	1.6%
Grupo de Inversiones Suramericana SA	1.4%
ORLEN SA	1.3%
voestalpine AG	1.3%

Sector Breakdown**

■ Financials (27.9%)

■ Materials (13.4%)

■ Utilities (10.8%)

■ Energy (9.4%)

■ Real Estate (9.0%)

■ Industrials (7.4%)

■ Communication Services (5.9%)

■ Information Technology (5.6%)

■ Consumer Discretionary (3.9%)

■ Cash & Other (6.7%)

*	Percentages are stated as a percent of total net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top Holdings	(%)
AT&S Austria Technologie & Systemtechnik AG	3.9%
Moneta Money Bank AS	3.0%
Komercni Banka AS	2.1%
First American Treasury Obligations Fund - Class X, 3.59%	1.7%
KGHM Polska Miedz SA	1.6%
CEZ AS	1.6%
Mineros SA	1.6%
Grupo de Inversiones Suramericana SA	1.4%
ORLEN SA	1.3%
voestalpine AG	1.3%

Material Fund Change Adviser [Text Block]
FUND CHANGES

There have been no changes.

Cambria LargeCap Shareholder Yield ETF
Shareholder Report [Line Items]
Fund Name	Cambria LargeCap Shareholder Yield ETF
Class Name	Cambria LargeCap Shareholder Yield ETF
Trading Symbol	LYLD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cambria LargeCap Shareholder Yield ETF for the period of May 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambriafunds.com/ LYLD. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://cambriafunds.com/ LYLD
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria LargeCap Shareholder Yield ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Large Cap Shareholder Yield ETF is an actively managed ETF that employs a factor-based methodology. As a performance benchmark, the fund utilizes the S&P 500 Total Return Index.

For the 12-month period ended April 30, 2026, the fund underperformed its benchmark, returning 26.37% versus 31.05% for the S&P 500 Total Return Index.

During the reporting period, the highest returns came from Valero Energy Corp and TD Synnex Corp, which returned 126.44% and 106.38%, respectively. The worst performers were Centene Corp and General Mills Inc., which returned -34.40% and -32.90%, respectively.

The Fund recorded positive returns during the reporting period. Positive security selection within Materials, Energy, and Industrials was outweighed by weakness in Communication Services, the Fund’s defensive Consumer Staples holdings (including General Mills and Conagra Brands), and a large underweight to Information Technology during a technology-led market. Together these factors left the Fund trailing the cap-weighted S&P 500 for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/11/2024)
Cambria LargeCap Shareholder Yield ETF at NAV	26.37	13.47
S&P 500 Total Return Index	31.05	16.68
Visit https://cambriafunds.com/LYLD for more recent performance information.

* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Jul. 11, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://cambriafunds.com/LYLD for more recent performance information.
Net Assets	$ 6,017,343
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$6,017,343
Number of Holdings	51
Net Advisory Fee	$0
30-Day SEC Yield	2.39%
30-Day SEC Yield Unsubsidized	1.81%
Portfolio Turnover	43%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
TD SYNNEX Corp.	2.8%
First American Treasury Obligations Fund - Class X, 3.59%	2.7%
FedEx Corp.	2.7%
EOG Resources, Inc.	2.5%
JB Hunt Transport Services, Inc.	2.4%
CF Industries Holdings, Inc.	2.3%
eBay, Inc.	2.3%
Ball Corp.	2.2%
Verizon Communications, Inc.	2.2%
Eastman Chemical Co.	2.2%
Sector Breakdown

■ Financials (23.7%)

■ Energy (16.1%)

■ Consumer Discretionary (11.2%)

■ Health Care (11.1%)

■ Industrials (9.2%)

■ Materials (8.8%)

■ Communication Services (7.6%)

■ Consumer Staples (6.6%)

■ Information Technology (2.9%)

■ Cash & Other (2.8%)

*	Percentages are stated as a percent of total net assets.

Largest Holdings [Text Block]

Top Holdings	(%)
TD SYNNEX Corp.	2.8%
First American Treasury Obligations Fund - Class X, 3.59%	2.7%
FedEx Corp.	2.7%
EOG Resources, Inc.	2.5%
JB Hunt Transport Services, Inc.	2.4%
CF Industries Holdings, Inc.	2.3%
eBay, Inc.	2.3%
Ball Corp.	2.2%
Verizon Communications, Inc.	2.2%
Eastman Chemical Co.	2.2%

Material Fund Change [Text Block]
FUND CHANGES

There have been no changes.

Cambria Micro and SmallCap Shareholder Yield ETF
Shareholder Report [Line Items]
Fund Name	Cambria Micro and SmallCap Shareholder Yield ETF
Class Name	Cambria Micro and SmallCap Shareholder Yield ETF
Trading Symbol	MYLD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cambria Micro and SmallCap Shareholder Yield ETF for the period of May 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambriafunds.com/MYLD. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://cambriafunds.com/MYLD
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Micro and SmallCap Shareholder Yield ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Micro and SmallCap Shareholder Yield ETF is an actively managed ETF that employs a factor-based methodology. As a performance benchmark, the fund utilizes the S&P 600 Total Return Index.

For the 12-month period ended April 30, 2026, the fund outperformed its benchmark, returning 47.06% versus 38.86% for the S&P 600 Total Return Index.

During the reporting period, the highest returns came from Kohl’s Corp and Ramaco Resources Inc., which returned 256.83% and 234.97%, respectively. The worst performers were Definitive Healthcare Corp and Alight Inc., which returned -75.69% and -74.60%, respectively.
The Fund recorded positive returns during the reporting period. Security selection within the Energy and Consumer Discretionary sectors drove outperformance, led by Ramaco Resources, Peabody Energy, International Seaways, and Kohl’s. An underweight and selection drag in Information Technology and weakness within Industrials partially offset these gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/03/2024)
Cambria Micro and SmallCap Shareholder Yield ETF at NAV	47.06	13.83
S&P 500 Total Return Index	31.05	21.73
S&P 600 Total Return Index	38.86	14.19

Visit https://cambriafunds.com/MYLD for more recent performance information.

* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Jan. 03, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://cambriafunds.com/MYLD for more recent performance information.
Net Assets	$ 29,581,874
Holdings Count | Holdings	102
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$29,581,874
Number of Holdings	102
Net Advisory Fee	$0
30-Day SEC Yield	2.32%
30-Day SEC Yield Unsubsidized	1.76%
Portfolio Turnover	55%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
Patterson-UTI Energy, Inc.	1.9%
First American Government Obligations Fund - Class X, 3.58%	1.7%
VAALCO Energy, Inc.	1.7%
International Seaways, Inc.	1.5%
Avnet, Inc.	1.5%
Tidewater, Inc.	1.5%
SM Energy Co.	1.5%
ArcBest Corp.	1.5%
Dorian LPG Ltd.	1.4%
Convenant Logistics Group, Inc.	1.4%
Sector Breakdown**

■ Financials (24.0%)

■ Consumer Discretionary (20.6%)

■ Industrials (19.3%)

■ Energy (15.2%)

■ Consumer Staples (6.0%)

■ Communication Services (5.9%)

■ Information Technology (4.4%)

■ Materials (2.6%)

■ Health Care (1.7%)

■ Cash & Other (0.3%)

*	Percentages are stated as a percent of total net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top Holdings	(%)
Patterson-UTI Energy, Inc.	1.9%
First American Government Obligations Fund - Class X, 3.58%	1.7%
VAALCO Energy, Inc.	1.7%
International Seaways, Inc.	1.5%
Avnet, Inc.	1.5%
Tidewater, Inc.	1.5%
SM Energy Co.	1.5%
ArcBest Corp.	1.5%
Dorian LPG Ltd.	1.4%
Convenant Logistics Group, Inc.	1.4%

Material Fund Change [Text Block]
FUND CHANGES

There have been no changes.

Cambria Shareholder Yield ETF
Shareholder Report [Line Items]
Fund Name	Cambria Shareholder Yield ETF
Class Name	Cambria Shareholder Yield ETF
Trading Symbol	SYLD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cambria Shareholder Yield ETF for the period of May 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambriafunds.com/SYLD. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://cambriafunds.com/SYLD
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Shareholder Yield ETF	$69	0.59%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Shareholder Yield ETF is an actively managed ETF that employs a factor-based methodology. As a performance benchmark, the fund utilizes the S&P 500 Total Return Index.

For the 12-month period ended April 30, 2026, the fund outperformed its benchmark, returning 34.55% versus 31.05% forthe S&P 500 Total Return Index.

During the reporting period, the highest returns came from Kohl’s Corp and Peabody Energy Corp, which returned183.44% and 131.94%, respectively. The worst performers were H&R Block Inc. and Whirlpool Corp, which returned-44.22% and -36.99%, respectively.

The Fund recorded positive returns during the reporting period. Security selection within the Energy sector was the standout driver, led by Peabody Energy and Patterson-UTI Energy, while the Financials and Health Care sectors also contributed positively. The Fund’s structural underweight to Information Technology relative to the benchmark was the largest detractor during a technology-led market, and selection within Communication Services also weighed on relative results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Cambria Shareholder Yield ETF at NAV	34.55	7.41	13.20
S&P 500 Total Return Index	31.05	13.14	15.26
S&P Composite 1500 Total Return Index	31.17	12.65	14.91

Visit https://cambriafunds.com/SYLD for more recent performance information.

* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://cambriafunds.com/SYLD for more recent performance information.
Net Assets	$ 959,839,527
Holdings Count | Holdings	101
Advisory Fees Paid, Amount	$ 5,399,920
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$959,839,527
Number of Holdings	101
Net Advisory Fee	$5,399,920
30-Day SEC Yield	1.90%
30-Day SEC Yield Unsubsidized	1.90%
Portfolio Turnover	64%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
Garrett Motion, Inc.	1.3%
PVH Corp.	1.3%
Avnet, Inc.	1.2%
Franklin Resources, Inc.	1.2%
Ryder System, Inc.	1.2%
Huntsman Corp.	1.1%
Sirius XM Holdings, Inc.	1.1%
Northern Trust Corp.	1.1%
World Kinect Corp.	1.1%
Photronics, Inc.	1.1%
Sector Breakdown**

■ Consumer Discretionary (24.7%)

■ Financials (22.6%)

■ Energy (17.6%)

■ Materials (8.8%)

■ Industrials (7.0%)

■ Communication Services (6.0%)

■ Health Care (5.6%)

■ Consumer Staples (5.0%)

■ Information Technology (2.3%)

■ Cash & Other (0.4%)

*	Percentages are stated as a percent of total net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) andStandard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S.Bank Global Fund Services.

Largest Holdings [Text Block]

Top Holdings	(%)
Garrett Motion, Inc.	1.3%
PVH Corp.	1.3%
Avnet, Inc.	1.2%
Franklin Resources, Inc.	1.2%
Ryder System, Inc.	1.2%
Huntsman Corp.	1.1%
Sirius XM Holdings, Inc.	1.1%
Northern Trust Corp.	1.1%
World Kinect Corp.	1.1%
Photronics, Inc.	1.1%

Material Fund Change [Text Block]
FUND CHANGES

There have been no changes.

Cambria Tactical Yield ETF
Shareholder Report [Line Items]
Fund Name	Cambria Tactical Yield ETF
Class Name	Cambria Tactical Yield ETF
Trading Symbol	TYLD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cambria Tactical Yield ETF for the period of May 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambriafunds.com/TYLD. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://cambriafunds.com/TYLD
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Tactical Yield ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Tactical Yield ETF is an actively managed ETF that applies a value approach to fixed income segments. As a performance benchmark, the fund utilizes the Bloomberg Global Aggregate Total Return Index.

For the 12-month period ended April 30, 2026, the fund outperformed its benchmark, returning 3.96% versus 2.55% for the Bloomberg Global Aggregate Total Return Index.

The Fund recorded positive returns during the reporting period. The Cambria Tactical Yield ETF invests in riskier bond segments only when their yield spreads relative to T-bills rank in the top historical quartile. Because spreads did not reach that threshold during the period, the Fund remained 100% invested in U.S. Treasury bills throughout. Short-dated Treasury yields drove the Fund’s return, which exceeded that of the global aggregate benchmark

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/03/2024)
Cambria Tactical Yield ETF at NAV	3.96	4.54
Bloomberg Global Aggregate Total Return Index	2.55	3.21
ICE BofA US 3-Month Treasury Bill Total Return Index	3.95	4.55
Visit https://cambriafunds.com/TYLD for more recent performance information.
* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Jan. 03, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://cambriafunds.com/TYLD for more recent performance information.
Net Assets	$ 32,781,367
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$32,781,367
Number of Holdings	4
Net Advisory Fee	$0
30-Day SEC Yield	3.61%
30-Day SEC Yield Unsubsidized	3.03%
Portfolio Turnover	0%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
United States Treasury Bills, 3.64%, 06/11/2026	34.1%
United States Treasury Bills, 3.65%, 12/24/2026	33.3%
United States Treasury Bills, 3.49%, 10/01/2026	32.0%
First American Treasury Obligations Fund - Class X, 3.59%	0.6%
Sector Breakdown
■ U.S. Treasury Bills (99.4%) ■ Money Market Fund (0.6%)

*	Percentages are stated as a percent of total net assets.

Largest Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bills, 3.64%, 06/11/2026	34.1%
United States Treasury Bills, 3.65%, 12/24/2026	33.3%
United States Treasury Bills, 3.49%, 10/01/2026	32.0%
First American Treasury Obligations Fund - Class X, 3.59%	0.6%

Material Fund Change [Text Block]
FUND CHANGES

There have been no changes.

Cambria Tail Risk ETF
Shareholder Report [Line Items]
Fund Name	Cambria Tail Risk ETF
Class Name	Cambria Tail Risk ETF
Trading Symbol	TAIL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cambria Tail Risk ETF for the period of May 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambriafunds.com/TAIL. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://cambriafunds.com/TAIL
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Tail Risk ETF	$56	0.59%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Tail Risk ETF is an actively managed ETF that seeks to provide downside protection relative to the S&P 500. As a performance benchmark, the fund utilizes the Bloomberg Short Treasury Total Return Index.

For the 12-month period ended April 30, 2026, the fund underperformed its benchmark, returning -11.16% versus 4.03% for the Bloomberg Short Treasury Total Return Index.

The Fund recorded negative returns during the reporting period. Designed as a hedging product, the Cambria Tail Risk ETF holds a ladder of put options on the S&P 500 Index backed by a portfolio of U.S. Treasuries. With the U.S. equity market rising sharply over the period, the value of the put-option overlay declined as protection went unused, and the positive return on the Treasury collateral only partially offset that cost. This outcome is consistent with the Fund’s design, which is expected to lose value during sustained equity-market advances.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/05/2017)
Cambria Tail Risk ETF at NAV	-11.16	-7.96	-7.02
S&P 500 Total Return Index	31.05	13.14	15.03
Bloomberg Short Treasury Total Return Index	4.03	3.34	2.50
Visit https://cambriafunds.com/TAIL for more recent performance information.
* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Apr. 05, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://cambriafunds.com/TAIL for more recent performance information.
Net Assets	$ 157,339,140
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 776,931
Investment Company, Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$157,339,140
Number of Holdings	10
Net Advisory Fee	$776,931
30-Day SEC Yield	3.39%
30-Day SEC Yield Unsubsidized	3.39%
Portfolio Turnover	134%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
United States Treasury Note/Bond, 4.25%, 05/15/2035	88.4%
First American Treasury Obligations Fund - Class X, 3.59%	2.4%
S&P 500 Index Put Option, Expiration: 12/18/2026, Exercise Price: $6,200.00	1.8%
S&P 500 Index Put Option, Expiration: 03/19/2027, Exercise Price: $6,400.00	1.5%
S&P 500 Index Put Option, Expiration: 06/17/2027, Exercise Price: $6,500.00	1.0%
S&P 500 Index Put Option, Expiration: 09/18/2026, Exercise Price: $6,000.00	0.7%
S&P 500 Index Put Option, Expiration: 06/17/2027, Exercise Price: $6,200.00	0.6%
S&P 500 Index Put Option, Expiration: 12/18/2026, Exercise Price: $6,100.00	0.3%
S&P 500 Index Put Option, Expiration: 06/18/2026, Exercise Price: $5,500.00	>0.1%
S&P 500 Index Put Option, Expiration: 09/18/2026, Exercise Price: $5,800.00	>0.1%
Sector Breakdown**
■ U.S. Treasury Securities (88.4%) ■ Purchased Options (5.9%) ■ Cash & Other (5.7%)

*	Percentages are stated as a percent of total net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top Holdings	(%)
United States Treasury Note/Bond, 4.25%, 05/15/2035	88.4%
First American Treasury Obligations Fund - Class X, 3.59%	2.4%
S&P 500 Index Put Option, Expiration: 12/18/2026, Exercise Price: $6,200.00	1.8%
S&P 500 Index Put Option, Expiration: 03/19/2027, Exercise Price: $6,400.00	1.5%
S&P 500 Index Put Option, Expiration: 06/17/2027, Exercise Price: $6,500.00	1.0%
S&P 500 Index Put Option, Expiration: 09/18/2026, Exercise Price: $6,000.00	0.7%
S&P 500 Index Put Option, Expiration: 06/17/2027, Exercise Price: $6,200.00	0.6%
S&P 500 Index Put Option, Expiration: 12/18/2026, Exercise Price: $6,100.00	0.3%
S&P 500 Index Put Option, Expiration: 06/18/2026, Exercise Price: $5,500.00	>0.1%
S&P 500 Index Put Option, Expiration: 09/18/2026, Exercise Price: $5,800.00	>0.1%

Material Fund Change [Text Block]
FUND CHANGES

There have been no changes.

Cambria Trinity ETF
Shareholder Report [Line Items]
Fund Name	Cambria Trinity ETF
Class Name	Cambria Trinity ETF
Trading Symbol	TRTY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cambria Trinity ETF for the period of May 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambriafunds.com/TRTY. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://cambriafunds.com/TRTY
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Trinity ETF	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Trinity ETF is an actively managed ETF that employs a combination of trend-following and buy-and-hold methodologies. As a performance benchmark, the fund utilizes the S&P Balanced Equity and Bond – Moderate Total Return Index.

For the 12-month period ended April 30, 2026, the fund outperformed its benchmark, returning 26.72% versus 16.19% for the S&P Balanced Equity and Bond – Moderate Total Return Index.

The Fund recorded positive returns during the reporting period. As a hybrid buy-and-hold and trend-following strategy that participates broadly across global publicly investable assets, the Fund benefited from strength in foreign developed equities (Cambria Foreign Shareholder Yield ETF, +50.25%), emerging-market equities (Cambria Emerging Shareholder Yield ETF, +51.42%), and global value equities (Cambria Global Value ETF, +42.86%). A powerful advance in gold and gold-mining shares (VanEck Gold Miners ETF, +88.37%), broad commodities, and managed-futures exposure also contributed meaningfully. Detractors were limited, with the Fund’s bitcoin exposure (VanEck Bitcoin ETF, -20.99%) and its allocation to the Cambria Tail Risk ETF (-5.69%) the most notable.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/10/2018)
Cambria Trinity ETF at NAV	26.72	6.70	6.42
MSCI ACWI Net (USD) Total Return Index	31.00	10.68	12.03
Bloomberg Global Aggregate Total Return Index	2.55	-1.46	0.71
MSCI AC World Index Gross (USD)	31.55	11.18	12.56
S&P Balanced Equity and Bond - Moderate Total Return Index	16.19	6.09	8.09

Visit https://cambriafunds.com/TRTY for more recent performance information.
* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Sep. 10, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://cambriafunds.com/TRTY for more recent performance information.
Net Assets	$ 142,895,642
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$142,895,642
Number of Holdings	34
Net Advisory Fee	$0
30-Day SEC Yield	3.11%
30-Day SEC Yield Unsubsidized	3.11%
Portfolio Turnover	34%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
Cambria Foreign Shareholder Yield ETF	8.4%
Cambria Global Value ETF	8.0%
Cambria Value and Momentum ETF	7.6%
Vanguard Intermediate-Term Treasury ETF	6.4%
Cambria Emerging Shareholder Yield ETF	6.4%
Cambria Tactical Yield ETF	5.7%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	4.7%
Cambria Chesapeake Pure Trend ETF	4.1%
Cambria Global Real Estate ETF	3.9%
Cambria Micro and SmallCap Shareholder Yield ETF	3.1%
Sector Breakdown**
■ Exchange Traded Funds (99.69%) ■ Cash & Other (0.1%)

*	Percentages are stated as a percent of total net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top Holdings	(%)
Cambria Foreign Shareholder Yield ETF	8.4%
Cambria Global Value ETF	8.0%
Cambria Value and Momentum ETF	7.6%
Vanguard Intermediate-Term Treasury ETF	6.4%
Cambria Emerging Shareholder Yield ETF	6.4%
Cambria Tactical Yield ETF	5.7%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	4.7%
Cambria Chesapeake Pure Trend ETF	4.1%
Cambria Global Real Estate ETF	3.9%
Cambria Micro and SmallCap Shareholder Yield ETF	3.1%

Material Fund Change [Text Block]
FUND CHANGES

There have been no changes.

Cambria Value and Momentum ETF
Shareholder Report [Line Items]
Fund Name	Cambria Value and Momentum ETF
Class Name	Cambria Value and Momentum ETF
Trading Symbol	VAMO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cambria Value and Momentum ETF for the period of May 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambriafunds.com/vamo. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://cambriafunds.com/vamo
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Value and Momentum ETF	$72	0.64%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Value and Momentum ETF is an actively managed ETF that employs a factor-based methodology. As a performance benchmark, the fund utilizes the S&P 500 Total Return Index.

For the 12-month period ended April 30, 2026, the fund underperformed its benchmark, returning 24.39% versus 31.05% for the S&P 500 Total Return Index.

During the reporting period, the highest returns came from Planet Labs PBC and Tutor Perini Corp, which returned 1,032.40% and 329.25%, respectively. The worst performers were Freddie Mac and Stride Inc., which returned -60.82% and -57.01%, respectively.

The Fund recorded positive returns during the reporting period. The Cambria Value and Momentum ETF is a multi-factor strategy focusing on Value and Momentum, with the ability to hedge up to 100% of its notional equity exposure using S&P 500 index futures. Security selection was strong, particularly within Industrials, Financials, and Materials. However, the Fund’s equity hedge was the dominant influence on results: carrying a substantial short-futures position in a strongly rising market sharply reduced net returns and was the principal reason the Fund trailed the unhedged S&P 500. An underweight to Information Technology also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Cambria Value and Momentum ETF at NAV	24.39	10.40	5.75
S&P 500 Total Return Index	31.05	13.14	15.26
Visit https://cambriafunds.com/vamo for more recent performance information.

* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://cambriafunds.com/vamo for more recent performance information.
Net Assets	$ 83,102,922
Holdings Count | Holdings	103
Advisory Fees Paid, Amount	$ 398,075
Investment Company, Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$83,102,922
Number of Holdings	103
Net Advisory Fee	$398,075
30-Day SEC Yield	0.93%
30-Day SEC Yield Unsubsidized	0.93%
Portfolio Turnover	74%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
First American Treasury Obligations Fund - Class X, 3.59%	6.6%
First American Government Obligations Fund - Class X, 3.58%	1.7%
TD SYNNEX Corp.	1.2%
Garrett Motion, Inc.	1.2%
IES Holdings, Inc.	1.1%
Visteon Corp.	1.1%
Rush Street Interactive, Inc.	1.1%
Enova International, Inc.	1.0%
Primoris Services Corp.	1.0%
Liberty Energy, Inc.	1.0%
Sector Breakdown**

■ Financials (20.1%)

■ Energy (17.5%)

■ Consumer Discretionary (17.2%)

■ Industrials (13.1%)

■ Heath Care (7.7%)

■ Information Technology (3.8%)

■ Materials (3.6%)

■ Communication Services (2.6%)

■ Consumer Staples (1.8%)

■ Cash & Other (12.6%)

*	Percentages are stated as a percent of total net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top Holdings	(%)
First American Treasury Obligations Fund - Class X, 3.59%	6.6%
First American Government Obligations Fund - Class X, 3.58%	1.7%
TD SYNNEX Corp.	1.2%
Garrett Motion, Inc.	1.2%
IES Holdings, Inc.	1.1%
Visteon Corp.	1.1%
Rush Street Interactive, Inc.	1.1%
Enova International, Inc.	1.0%
Primoris Services Corp.	1.0%
Liberty Energy, Inc.	1.0%

Material Fund Change [Text Block]
FUND CHANGES

There have been no changes.